Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RidgeWorth Funds
Prospectus Date	rr_ProspectusDate	Aug. 01, 2013
RidgeWorth Corporate Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CORPORATE BOND FUND Summary Section A Shares, C Shares and I Shares
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Corporate Bond Fund (the “Fund”) seeks current income and,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	secondarily, preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 91 of the Fund’s prospectus and Rights of Accumulation on page 60 of the Fund’s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 58% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	58.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 91 of the Fund’s prospectus and Rights of Accumulation on page 60 of the Fund’s statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that you reinvest all dividends and distributions. The example reflects contractual fee waivers and reimbursements for the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund primarily invests in a diversified portfolio of U.S. dollar denominated corporate obligations and other fixed income securities that are rated BBB-/Baa3 or better or unrated securities that the Fund's Subadviser, Seix Investment Advisors LLC ("Seix" or the "Subadviser"), believes are of comparable quality. A security's rating will be governed by the Barclays methodology as follows: when Standard & Poor's Financial Services LLC, Moody's Investors Service, Inc. and Fitch, Inc. provide a rating, Seix will assign the middle rating of the three; if only two of those three rating agencies rate the security, Seix will assign the lowest rating; if only one rating agency assigns a rating, Seix will use that rating. If none of the three provide a rating, Seix may rely on a rating provided by another nationally recognized statistical ratings organization ("NRSRO"). The Fund will maintain an overall credit quality of investment grade or better.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in corporate bonds. The Fund may also invest in U.S. Treasury and agency obligations, floating rate loans, and below investment grade, high yield debt obligations, including emerging market securities. The Fund may invest in U.S. dollar denominated obligations of U.S. and non-U.S. issuers. The Fund may invest a portion of its assets in securities that are restricted as to resale.

Buy and sell decisions are based on a wide number of factors that determine the risk-reward profile of each security within the context of the broader portfolio. The Subadviser attempts to identify investment grade corporate bonds offering above-average total return. In selecting corporate debt investments for purchase and sale, the Subadviser seeks out companies with good fundamentals and above-average return prospects that are currently priced at attractive levels. The primary basis for security selection is the potential income offered by the security relative to the Subadviser's assessment of the issuer's ability to generate the cash flow required to meet its obligations. The Subadviser employs a "bottom-up" approach, identifying investment opportunities based on the underlying financial and economic fundamentals of the specific issuer.

The Subadviser anticipates that the Fund's modified adjusted-duration will generally range from 5 to 9 years. Duration measures a bond or Fund's sensitivity to interest rate changes and is expressed as a number of years. The higher the number, the greater the risk. Under normal circumstances, for example, if a portfolio has a duration of 5 years, its value will change by 5% if rates change by 1%. Shorter duration bonds result in lower expected volatility.

		In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as credit linked notes, futures, options, inverse floaters, swaps and warrants) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The Fund may count the value of certain derivatives with corporate bond characteristics towards its policy to invest, under normal circumstances, at least 80% of its net assets in corporate bonds.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Below Investment Grade Securities Risk: Securities that are rated below investment grade (sometimes referred to as "junk bonds", including those bonds rated lower than "BBB-" by the Barclays methodology), or that are unrated but judged by the Subadviser to be of comparable quality at the time of purchase, involve greater risk of default or downgrade and are more volatile than investment grade securities and are considered speculative. Below investment grade securities may also be less liquid than higher quality securities, and may cause income and principal losses for the Fund.

Debt Securities Risk: Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal or interest or will default. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk, which is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Derivatives Risk: In the course of pursuing its investment strategies, the Fund may invest in certain types of derivatives including swaps, foreign currency forward contracts and futures. The Fund is exposed to additional volatility and potential loss with these investments. Losses in these investments may exceed the Fund's initial investment. Derivatives may be difficult to value, may become illiquid and may not correlate perfectly with the overall securities market.

Floating Rate Loan Risk: The value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value. Floating rate loans generally are subject to contractual restrictions on resale. The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans. During periods of infrequent trading, valuing a floating rate loan can be more difficult; and buying and selling a floating rate loan at an acceptable price can also be more difficult and delayed. Difficulty in selling a floating rate loan can result in a loss.

Foreign Companies Risk: Dollar denominated securities of foreign issuers involve special risks such as economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

Futures Contract Risk: The risks associated with futures include: the Subadviser's ability to manage these instruments, the potential inability to terminate or sell a position, the lack of a liquid secondary market for the Fund's position, mispricing or improper valuation and that the other party to a derivative transaction will not meet its obligations. The prices of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility and unexpected losses.

A liquid secondary market may not always exist for the Fund's derivative positions at any time. In fact, many over-the-counter instruments (instruments not traded on exchange) may not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivative transaction will not meet its obligations.

Restricted Securities Risk: Certain debt securities may be restricted securities, which are not registered with the SEC and thus may not be sold publicly until registration has been made. Therefore, there is the absence of a public market and there is limited investor information.

		U.S. Government Securities Risk: U.S. Treasury securities are backed by the full faith and credit of the U.S. government, while other types of securities issued or guaranteed by federal agencies, instrumentalities, and U.S. government-sponsored entities may or may not be backed by the full faith and credit of the U.S. government. U.S. government securities may underperform other segments of the fixed income market or the fixed income market as a whole.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money if you invest in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. The Fund began operating April 1, 2009. Performance prior to April 1, 2009 is that of the Strategic Income Fund, the Fund’s predecessor, which began operations on November 30, 2001. Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.

The annual returns in the bar chart which follows are for the I Shares without reflecting payment of any sales charge; if they did reflect such payment of sales charges, annual returns would be lower.

		The following table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-784-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ridgeworth.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	This bar chart shows the changes in performance of the Fund’s I Shares from year to year.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart which follows are for the I Shares without reflecting payment of any sales charge; if they did reflect such payment of sales charges, annual returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Worst Quarter 7.54% -3.98% (6/30/2009) (3/31/2009)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only the I Shares. After-tax returns for other share classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the I Shares. After-tax returns for other share classes will vary.
RidgeWorth Corporate Bond Fund | A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (load) (as a % of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.20%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
1 Year	rr_ExpenseExampleYear01	563
3 Years	rr_ExpenseExampleYear03	749
5 Years	rr_ExpenseExampleYear05	951
10 Years	rr_ExpenseExampleYear10	1,535
1 Year	rr_ExpenseExampleNoRedemptionYear01	563
3 Years	rr_ExpenseExampleNoRedemptionYear03	749
5 Years	rr_ExpenseExampleNoRedemptionYear05	951
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,535
1 Year	rr_AverageAnnualReturnYear01	7.75%
5 Years	rr_AverageAnnualReturnYear05	6.80%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	6.22%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 08, 2003
RidgeWorth Corporate Bond Fund | C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.20%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.60%
1 Year	rr_ExpenseExampleYear01	263
3 Years	rr_ExpenseExampleYear03	506
5 Years	rr_ExpenseExampleYear05	872
10 Years	rr_ExpenseExampleYear10	1,906
1 Year	rr_ExpenseExampleNoRedemptionYear01	163
3 Years	rr_ExpenseExampleNoRedemptionYear03	506
5 Years	rr_ExpenseExampleNoRedemptionYear05	872
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,906
1 Year	rr_AverageAnnualReturnYear01	6.90%
5 Years	rr_AverageAnnualReturnYear05	6.04%
10 Years	rr_AverageAnnualReturnYear10	5.89%
Since Inception	rr_AverageAnnualReturnSinceInception
RidgeWorth Corporate Bond Fund | I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.63%
1 Year	rr_ExpenseExampleYear01	64
3 Years	rr_ExpenseExampleYear03	202
5 Years	rr_ExpenseExampleYear05	352
10 Years	rr_ExpenseExampleYear10	790
1 Year	rr_ExpenseExampleNoRedemptionYear01	64
3 Years	rr_ExpenseExampleNoRedemptionYear03	202
5 Years	rr_ExpenseExampleNoRedemptionYear05	352
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 790
2003	rr_AnnualReturn2003	11.50%	[3]
2004	rr_AnnualReturn2004	10.67%	[3]
2005	rr_AnnualReturn2005	(1.53%)	[3]
2006	rr_AnnualReturn2006	5.98%	[3]
2007	rr_AnnualReturn2007	6.52%	[3]
2008	rr_AnnualReturn2008	(0.58%)	[3]
2009	rr_AnnualReturn2009	11.40%	[3]
2010	rr_AnnualReturn2010	8.35%	[3]
2011	rr_AnnualReturn2011	8.87%	[3]
2012	rr_AnnualReturn2012	7.93%	[3]
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s total return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(4.18%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.98%)
1 Year	rr_AverageAnnualReturnYear01	7.93%
5 Years	rr_AverageAnnualReturnYear05	7.11%
10 Years	rr_AverageAnnualReturnYear10	6.82%
Since Inception	rr_AverageAnnualReturnSinceInception
RidgeWorth Corporate Bond Fund | Returns After Taxes on Distributions | I Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.77%
5 Years	rr_AverageAnnualReturnYear05	4.77%
10 Years	rr_AverageAnnualReturnYear10	4.60%
Since Inception	rr_AverageAnnualReturnSinceInception
RidgeWorth Corporate Bond Fund | Returns After Taxes on Distributions and Sale of Fund Shares | I Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.59%
5 Years	rr_AverageAnnualReturnYear05	4.87%
10 Years	rr_AverageAnnualReturnYear10	4.63%
Since Inception	rr_AverageAnnualReturnSinceInception
RidgeWorth Corporate Bond Fund | Barclays U.S. Corporate Investment Grade Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.82%
5 Years	rr_AverageAnnualReturnYear05	7.87%
10 Years	rr_AverageAnnualReturnYear10	6.33%
Since Inception	rr_AverageAnnualReturnSinceInception	6.20%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 08, 2003

[1]	Restated to reflect current fees.
[2]	Since inception of the A Shares on October 8, 2003.
[3]	The performance information shown above is based on a calendar year. The Fund's total return for the six months ended June 30, 2013 was -4.18%.